                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02978

Morgan Stanley American Opportunities Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2004

Date of reporting period: December 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley American Opportunities Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the year ended December 31, 2004

Total Return for the 12-months ended December 31, 2004

Class A	Class B	Class C	Class D
8.29%	7.45%	7.48%	8.54%

Russell 1000 Growth Index[1]	S&P 500 Index[2]	Lipper Large-Cap Growth Funds Index[3]	Lipper Large-Cap Core Funds Index[4]
6.30%	10.88%	7.45%	8.29%

Performance data quoted represent past performance, which is no guarantee of future results. Current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com, or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.
The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance information.

Market Conditions

The U.S. equity market posted relatively solid returns over the 12 months ended December 31, 2004, but its performance was not consistently strong during that time. For much of the year, the market made little progress. Rising energy prices led many investors to worry that stagflation was developing, a concern that weighed upon numerous stocks. The prospect of higher interest rates in both the United States and China also pressured the market for a while. This apprehension eventually gave way to optimism, as inflation and growth in the U.S. remained steady during the summer and into the fall. The market gained more fuel after the U.S. presidential election came to an uncontroversial end in early November. A decline in the price of crude oil around that time also helped to lift stocks.

The performance of different sectors was also uneven in 2004. The top performers for the year included commodity-oriented sectors such as energy, basic materials and industrials. Interest rate sensitive sectors such as utilities and telecommunications services also outperformed after long term interest rates peaked in the summer. Laggards for the year included the health care and consumer staples sectors, largely due to fundamental disappointments. Technology stocks also underperformed for 2004 as a whole, even though they rallied during the fall.

Performance Analysis

For the 12 months ended December 31, 2004, Morgan Stanley American Opportunities Fund outperformed the Russell 1000 Growth Index and its A, C and D Classes outperformed the Lipper Large-Cap Growth Funds Index, assuming no deduction of applicable sales charges. The Fund's B Class matched the Lipper Large-Cap Growth Funds Index and the Fund as a whole underperformed the S&P 500 Index. The Lipper Large-Cap Core Funds Index was matched by Class A, outperformed by Class D and underperformed by Classes B and C. The largest contributors to the Fund's outperformance relative to the Russell 1000 Growth

Index were positions in the health care, energy and consumer discretionary sectors. Within the health care sector, the Fund benefited primarily from underweighting large-cap pharmaceutical stocks relative to the Russell 1000 Growth Index and from overweighting health care management services and medical supplies stocks. Stock selection within the biotechnology sector was also positive for the Fund's relative performance. Within the energy sector, the Fund gained from its emphasis on the coal and oil services industries. The coal industry benefited indirectly from high natural gas prices and strong demand for coking coal. Within the consumer discretionary sector, overweightings in stocks of education services and internet providers further boosted the Fund, as did stock selection in the retail sector.

Other positions were detrimental to the Fund's performance in 2004. The most significant detractor was the Fund's stock selection within the materials and processing sector, largely because of overexposure to copper stocks. We also sold these stocks at a relatively inopportune time, causing the Fund to miss out on their subsequent recovery.

There is no guarantee that any securities mentioned will continue to perform well or be held by the Fund in the future.

TOP 10 HOLDINGS
Microsoft Corp.	4.3%
eBay Inc.	3.8
Newmont Mining Corp.	3.3
Yahoo! Inc.	3.2
Target Corp.	3.1
Johnson & Johnson	3.1
QUALCOMM Inc.	2.9
UnitedHealth Group Inc.	2.9
General Electric Co.	2.8
Carnival Corp.	2.7

TOP FIVE INDUSTRIES
Packaged Software	7.9%
Industrial Conglomerates	6.1
Other Consumer Services	5.7
Medical Specialties	5.2
Pharmaceuticals: Major	5.1

Data as of December 31, 2004. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 65 percent of its assets in a diversified portfolio of common stocks (including depositary receipts). At least 80 percent of the Fund's assets are invested in securities issued by companies traded on a U.S. securities exchange or issued by the U.S. government, its agencies or instrumentalities. The Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., invests in companies that it believes have earnings growth potential. The Investment Manager utilizes a process known as sector rotation that emphasizes industry selection. The Investment Manager invests in the industries that it believes will have the strongest relative earnings growth potential given the projected economic outlook. After selecting the Fund's target industries, the Investment Manager then selects specific companies within those industries whose prospects are deemed attractive after assessing company fundamentals and valuation screens.

For More Information
About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site www.morganstanley.com. Each Morgan Stanley fundalso files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102. You may obtain copies of a fund's fiscal quarter filings by contacting Morgan Stanley Client Relations at (800) 869-NEWS.

Proxy Voting Policies and Procedures

A description of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities and (2) how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31, 2004, is available without charge, upon request, by calling (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 A.M. to 8:00 P.M., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of a $10,000 Investment — Class B

Average Annual Total Returns — Period Ended December 31, 2004

	Class A Shares* (since 07/28/97)		Class B Shares** (since 03/27/80)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	AMOAX		AMOBX		AMOCX		AMODX
1 Year	8.29%	[5]	7.45%	[5]	7.48%	[5]	8.54%	[5]
	2.61	[6]	2.45	[6]	6.48	[6]	—
5 Years	(7.84)	[5]	(8.51)	[5]	(8.54)	[5]	(7.64)	[5]
	(8.83)	[6]	(8.82)	[6]	(8.54)	[6]	—
10 Years	—		9.76	[5]	—		—
	—		9.76	[6]	—		—
Since Inception	4.50	[5]	11.64	[5]	3.70	[5]	4.73	[5]
	3.74	[6]	11.64	[6]	3.70	[6]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Russell 1000 Growth Index measures the performance of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Fund's benchmark was changed from the S&P 500 to the Russell 1000 Growth Index to more accurately reflect the Fund's investable universe.
(2)	The Standard and Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	The Lipper Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of December 31, 2004, the Fund is in the Lipper Large-Cap Growth Funds classification.
(4)	The Lipper Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(5)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(6)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on December 31, 2004.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/04 – 12/31/04.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD*
	07/01/04	12/31/04	07/01/04 – 12/31/04
Class A
Actual (6.73% return)	$1,000.00	$1,067.30	$5.25
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.06	$5.13
Class B
Actual (6.31% return)	$1,000.00	$1,063.10	$9.13
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.29	$8.92
Class C
Actual (6.33% return)	$1,000.00	$1,063.30	$9.13
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.29	$8.92
Class D
Actual (6.86% return)	$1,000.00	$1,068.60	$3.95
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.32	$3.86

*	Expenses are equal to the Fund's annualized expense ratio of 1.01%, 1.76%, 1.76% and 0.76% respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Morgan Stanley American Opportunities Fund

Portfolio of Investments December 31, 2004

NUMBER OF SHARES		VALUE
	Common Stocks (97.9%)
	Advertising/Marketing Services (0.6%)
510,900	Lamar Advertising Co. (Class A)*	$21,856,302
	Apparel/Footwear Retail (0.7%)
644,100	Chico's FAS, Inc.*	29,325,873
	Biotechnology (5.0%)
521,100	Amgen Inc.*	33,428,565
790,200	Biogen Idec Inc.*	52,635,222
486,200	Genentech, Inc.*	26,468,728
460,400	Genzyme Corp.*	26,735,428
1,681,800	Gilead Sciences, Inc.*	58,846,182
		198,114,125
	Broadcasting (0.5%)
691,800	Univision Communications Inc. (Class A)*	20,248,986
	Casino/Gaming (2.8%)
812,400	GTECH Holdings Corp.	21,081,780
437,838	Las Vegas Sands Corp.*	21,016,224
746,300	Station Casinos, Inc.	40,807,684
423,000	Wynn Resorts, Ltd.*	28,307,160
		111,212,848
	Chemicals: Agricultural (1.0%)
491,400	Potash Corp. of Saskatchewan, Inc. (Canada)	40,815,684
	Coal (2.0%)
1,008,900	Peabody Energy Corp.	81,630,099
	Computer Communications (1.1%)
1,600,600	Cisco Systems, Inc.*	30,891,580
547,200	Juniper Networks, Inc.*	14,878,368
		45,769,948
	Computer Processing Hardware (2.6%)
2,462,250	Dell Inc.*	103,759,215
	Data Processing Services (1.4%)
669,900	CheckFree Corp.*	25,509,792
719,100	First Data Corp.	30,590,514
		56,100,306
	Discount Stores (3.5%)
157,400	Kmart Holding Corp.	$15,574,730
2,423,400	Target Corp.	125,847,162
		141,421,892
	Electrical Products (0.5%)
293,300	Cooper Industries Ltd. (Class A) (Bermuda)	19,912,137
	Finance/Rental/Leasing (1.8%)
223,100	Capital One Financial Corp.	18,787,251
710,100	Freddie Mac	52,334,370
		71,121,621
	Financial Conglomerates (1.3%)
606,100	American Express Co.	34,165,857
370,450	Citigroup, Inc.	17,848,281
		52,014,138
	Financial Publishing/ Services (0.8%)
369,300	Moody's Corp.	32,073,705
	Food: Major Diversified (1.9%)
539,800	Campbell Soup Co.	16,134,622
432,000	Kellogg Co.	19,293,120
778,700	PepsiCo, Inc.	40,648,140
		76,075,882
	Home Improvement Chains (1.5%)
1,423,700	Home Depot, Inc. (The)	60,848,938
	Hotels/Resorts/Cruiselines (2.7%)
1,887,700	Carnival Corp. (Panama)	108,788,151
	Household/Personal Care (2.9%)
714,700	Clorox Co. (The)	42,117,271
967,250	Gillette Co. (The)	43,313,455
581,300	Procter & Gamble Co. (The)	32,018,004
		117,448,730
	Industrial Conglomerates (6.1%)
631,600	Danaher Corp.	36,260,156
3,117,000	General Electric Co.	113,770,500
1,988,400	Tyco International Ltd. (Bermuda)	71,065,416
222,100	United Technologies Corp.	22,954,035
		244,050,107

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Portfolio of Investments December 31, 2004 continued

NUMBER OF SHARES		VALUE
	Information Technology Services (1.3%)
1,215,900	Cognizant Technology Solutions Corp. (Class A)*	$51,469,047
	Integrated Oil (2.7%)
588,700	BP PLC (ADR) (United Kingdom)	34,380,080
1,067,400	Suncor Energy, Inc. (Canada)	37,785,960
132,110	Total S.A. (France)	28,809,215
74,800	Total S.A. (ADR) (France)	8,216,032
		109,191,287
	Internet Software/Services (3.2%)
3,415,100	Yahoo! Inc.*	128,680,968
	Investment Banks/Brokers (2.9%)
59,000	Chicago Marcantile Exchange (The)	13,493,300
640,075	Goldman Sachs Group, Inc. (The)	66,593,403
483,750	Legg Mason, Inc.	35,439,525
		115,526,228
	Major Banks (1.7%)
1,433,500	Bank of America Corp.	67,360,165
	Major Telecommunications (1.3%)
2,162,100	Sprint Corp. (FON Group)	53,728,185
	Managed Health Care (3.8%)
896,500	Caremark Rx, Inc.*	35,348,995
1,324,950	UnitedHealth Group Inc.	116,635,349
		151,984,344
	Media Conglomerates (1.3%)
1,698,725	News Corp. (Class B)	32,615,520
1,032,900	Time Warner, Inc.*	20,079,576
		52,695,096
	Medical Specialties (5.2%)
594,200	Alcon, Inc. (Switzerland)	47,892,520
350,600	Fisher Scientific International, Inc.*	21,870,428
410,471	Kinetic Concepts, Inc.*	31,318,937
1,058,900	Medtronic, Inc.	52,595,563
698,025	Zimmer Holdings, Inc.*	55,925,763
		209,603,211
	Miscellaneous Commercial Services (0.4%)
379,800	Laureate Education Inc.*	$16,745,382
	Oil & Gas Production (1.8%)
1,496,750	Ultra Petroleum Corp. (Canada)*	72,038,578
	Oilfield Services/Equipment (1.7%)
854,500	Halliburton Co.	33,530,580
487,000	Schlumberger Ltd. (Netherlands Antilles)	32,604,650
		66,135,230
	Other Consumer Services (5.7%)
950,107	Apollo Group, Inc. (Class A)*	76,683,136
1,304,200	eBay Inc.*	151,652,376
		228,335,512
	Packaged Software (7.9%)
828,300	Adobe Systems, Inc	51,967,542
18,109	Computer Associates International, Inc.	562,465
1,738,200	McAfee Inc.*	50,286,126
6,485,700	Microsoft Corp.	173,233,047
613,500	SAP AG (ADR) (Germany)	27,122,835
545,800	Symantec Corp.*	14,059,808
		317,231,823
	Pharmaceuticals: Major (5.1%)
1,942,000	Johnson & Johnson	123,161,640
609,900	Novartis AG (ADR) (Switzerland)	30,824,346
2,342,700	Schering-Plough Corp.	48,915,576
		202,901,562
	Precious Metals (3.3%)
2,986,000	Newmont Mining Corp.	132,608,260
	Property – Casualty Insurers (0.8%)
11,511	Berkshire Hathaway, Inc. (Class B)*	33,796,296
	Semiconductors (1.7%)
1,863,900	Marvell Technology Group Ltd. (Bermuda)*	66,112,533
	Specialty Stores (1.1%)
1,181,080	PETsMART, Inc.	41,963,772

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Portfolio of Investments December 31, 2004 continued

NUMBER OF SHARES		VALUE
	Specialty Telecommunications (0.8%)
1,818,674	Crown Castle International Corp.*	$30,262,735
	Telecommunication Equipment (2.9%)
2,770,412	QUALCOMM Inc.	117,465,469
	Wireless Telecommunications (0.6%)
799,300	Nextel Communications, Inc. (Class A)*	23,979,000
	Total Common Stocks (Cost $3,358,744,823)	3,922,403,370

NUMBER OF WARRANTS		EXPIRATION DATE
	Warrant (0.0%)
	Telecommunication Equipment
76,909	Lucent Technologies Inc.* (Cost $0)	12/10/07	121,516

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (1.0%)
	Repurchase Agreement
$41,830	Joint repurchase agreement account 2.22% due 01/03/05 (dated 12/31/04; proceeds $41,837,747) (a) (Cost $41,830,000)	$41,830,000

Total Investments (Cost $3,400,574,823) (b)	98.9%	3,964,354,886
Other Assets in Excess of Liabilities	1.1	43,224,218
Net Assets	100.0%	$4,007,579,104

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes is $3,411,824,568. The aggregate gross unrealized appreciation is $585,252,012 and the aggregate gross unrealized depreciation is $32,721,694, resulting in net unrealized appreciation of $552,530,318.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Summary of Investments December 31, 2004

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Packaged Software	$317,231,823	7.9%
Industrial Conglomerates	244,050,107	6.1
Other Consumer Services	228,335,512	5.7
Medical Specialties	209,603,211	5.2
Pharmaceuticals: Major	202,901,562	5.1
Biotechnology	198,114,125	5.0
Managed Health Care	151,984,344	3.8
Discount Stores	141,421,892	3.5
Precious Metals	132,608,260	3.3
Internet Software/Services	128,680,968	3.2
Telecommunication Equipment	117,586,985	2.9
Household/Personal Care	117,448,730	2.9
Investment Banks/Brokers	115,526,228	2.9
Casino/Gaming	111,212,848	2.8
Integrated Oil	109,191,287	2.7
Hotels/Resorts/Cruiselines	108,788,151	2.7
Computer Processing Hardware	103,759,215	2.6
Coal	81,630,099	2.0
Food: Major Diversified	76,075,882	1.9
Oil & Gas Production	72,038,578	1.8
Finance/Rental/Leasing	71,121,621	1.8
Major Banks	67,360,165	1.7
Oilfield Services/Equipment	66,135,230	1.7
Semiconductors	66,112,533	1.7
Home Improvement Chains	60,848,938	1.5
Data Processing Services	$56,100,306	1.4%
Major Telecommunications	53,728,185	1.3
Media Conglomerates	52,695,096	1.3
Financial Conglomerates	52,014,138	1.3
Information Technology Services	51,469,047	1.3
Computer Communications	45,769,948	1.1
Specialty Stores	41,963,772	1.1
Repurchase Agreement	41,830,000	1.0
Chemicals: Agricultural	40,815,684	1.0
Property – Casualty Insurers	33,796,296	0.8
Financial Publishing/Services	32,073,705	0.8
Specialty Telecommunications	30,262,735	0.8
Apparel/Footwear Retail	29,325,873	0.7
Wireless Telecommunications	23,979,000	0.6
Advertising/Marketing Services	21,856,302	0.6
Broadcasting	20,248,986	0.5
Electrical Products	19,912,137	0.5
Miscellaneous Commercial Services	16,745,382	0.4
	$3,964,354,886	98.9%

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2004

Assets:
Investments in securities, at value (cost $3,400,574,823)	$3,964,354,886
Receivable for:
Investments sold	63,747,686
Dividends	1,720,417
Shares of beneficial interest sold	1,078,687
Foreign withholding taxes reclaimed	70,683
Prepaid expenses and other assets	202,132
Total Assets	4,031,174,491
Liabilities:
Payable for:
Investments purchased	9,564,064
Shares of beneficial interest redeemed	9,029,215
Distribution fee	2,723,658
Investment advisory fee	1,418,994
Administration fee	273,616
Accrued expenses and other payables	585,840
Total Liabilities	23,595,387
Net Assets	$4,007,579,104
Composition of Net Assets:
Paid-in-capital	$7,148,040,019
Net unrealized appreciation	563,790,128
Accumulated net investment loss	(92,779)
Accumulated net realized loss	(3,704,158,264)
Net Assets	$4,007,579,104
Class A Shares:
Net Assets	$259,777,681
Shares Outstanding (unlimited authorized, $.01 par value)	10,637,045
Net Asset Value Per Share	$24.42
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$25.77
Class B Shares:
Net Assets	$2,967,518,229
Shares Outstanding (unlimited authorized, $.01 par value)	128,619,580
Net Asset Value Per Share	$23.07
Class C Shares:
Net Assets	$154,078,400
Shares Outstanding (unlimited authorized, $.01 par value)	6,746,353
Net Asset Value Per Share	$22.84
Class D Shares:
Net Assets	$626,204,794
Shares Outstanding (unlimited authorized, $.01 par value)	25,135,522
Net Asset Value Per Share	$24.91

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Statements continued

Statement of Operations

For the year ended December 31, 2004

Net Investment Loss:
Income
Dividends (net of $545,909 foreign withholding tax)	$54,698,898
Interest	1,100,121
Total Income	55,799,019
Expenses
Distribution fee (Class A shares)	627,950
Distribution fee (Class B shares)	33,348,722
Distribution fee (Class C shares)	1,663,820
Investment advisory fee	21,147,179
Transfer agent fees and expenses	9,585,930
Shareholder reports and notices	548,206
Administration fee	537,863
Custodian fees	222,802
Registration fees	132,079
Professional fees	96,430
Trustees' fees and expenses	74,126
Other	178,421
Total Expenses	68,163,528
Net Investment Loss	(12,364,509)
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments	328,566,567
Foreign exchange transactions	156,897
Net Realized Gain	328,723,464
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(30,925,307)
Translation of other assets and liabilities denominated in foreign currencies	1,074
Net Depreciation	(30,924,233)
Net Gain	297,799,231
Net Increase	$285,434,722

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED DECEMBER 31, 2004	FOR THE YEAR ENDED DECEMBER 31, 2003
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(12,364,509)	$(23,433,547)
Net realized gain	328,723,464	196,676,959
Net change in unrealized appreciation/depreciation	(30,924,233)	653,450,139
Net Increase	285,434,722	826,693,551
Net decrease from transactions in shares of beneficial interest	(1,437,633,024)	(390,314,832)
Net Increase (Decrease)	(1,152,198,302)	436,378,719
Net Assets:
Beginning of period	5,159,777,406	4,723,398,687
End of Period (Including accumulated net investment losses of $92,779 and $89,927, respectively)	$4,007,579,104	$5,159,777,406

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Notes to Financial Statements December 31, 2004

1.   Organization and Accounting Policies

Morgan Stanley American Opportunities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth consistent with an effort to reduce volatility. The fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and was reorganized as a Massachusetts business trust on April 6, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees;

Morgan Stanley American Opportunities Fund

Notes to Financial Statements December 31, 2004 continued

and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included

Morgan Stanley American Opportunities Fund

Notes to Financial Statements December 31, 2004 continued

in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Effective November 1, 2004, pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays a advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.545% to the portion of daily net assets not exceeding $250 million; 0.42% to the portion of daily net assets exceeding $250 million but not exceeding $2.5 billion; 0.395% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.345% to the portion of daily net assets in excess of $4.5 billion.

Effective November 1, 2004 pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day; 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not exceeding $2.5 billion; 0.475% to the portion of daily net

Morgan Stanley American Opportunities Fund

Notes to Financial Statements December 31, 2004 continued

assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.45% to the portion of daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.425% to the portion of daily net assets in excess of $4.5 billion.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $71,118,347 at December 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.98%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $4,567, $5,722,907 and $22,520, respectively and received $153,349 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley American Opportunities Fund

Notes to Financial Statements December 31, 2004 continued

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2004, aggregated $5,704,846,090 and $7,156,746,703, respectively. Included in the aforementioned are purchases and sales with Morgan Stanley funds of $33,994,787 and $6,396,475, respectively, including a net realized loss of $888,298.

For the year ended December 31, 2004, the Fund incurred brokerage commissions of $2,207,482 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At December 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $185,200.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended December 31, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $11,092. At December 31, 2004, the Fund had an accrued pension liability of $90,316 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley American Opportunities Fund

Notes to Financial Statements December 31, 2004 continued

As of December 31, 2004, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings	—
Capital loss carryforward*	$(3,692,908,476)
Temporary differences	(92,824)
Net unrealized appreciation	552,540,385

Total accumulated losses	$(3,140,460,915)

*   During the year ended December 31, 2004, the Fund utilized $282,505,226 of its net capital loss carryforward. As of December 31, 2004, the Fund had a net capital loss carryforward of $3,692,908,476 of which $49,567,498 will expire on December 31, 2008, $2,417,413,858 will expire on December 31, 2009 and $1,225,927,120 will expire on December 31, 2010 to offset future capital gains to the extent provided by regulations.

As part of the Fund's acquisition of the assets of Morgan Stanley 21st Century Trend Fund ("21st Century") and Morgan Stanley All-Star Growth Fund ("All-Star"), the Fund obtained net capital loss carryforwards of $322,689,362 and $179,840,006 from 21st Century and All-Star, respectively. Utilization of these carryforwards is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of December 31, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to foreign currency gains and a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $12,158,410, accumulated net realized loss was charged $203,247 and accumulated net investment loss was credited $12,361,657.

6.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley American Opportunities Fund

Notes to Financial Statements December 31, 2004 continued

7.   Fund Acquisitions

On October 6, 2003, the Fund acquired all the net assets of the Morgan Stanley 21st Century Trend Fund ("21st Century") based on the respective valuations as of the close of business on October 3, 2003 pursuant to a plan of reorganization approved by the shareholders of 21st Century on September 30, 2003. The acquisition was accomplished by a tax-free exchange of 441,418 Class A shares of the Fund at a net asset value of $21.09 per share for 1,919,487 Class A shares of 21st Century; 4,867,940 Class B shares of the Fund at a net asset value of $20.12 per share for 20,750,627 Class B shares of 21st Century; 655,165 Class C shares of the Fund at a net asset value of $19.91 per share for 2,769,499 Class C shares of 21st Century; and 39,498 Class D shares of the Fund at a net asset value of $21.45 per share for 173,259 Class D shares of 21st Century. The net assets of the Fund and 21st Century immediately before the acquisition were $4,800,925,777 and $121,106,586, respectively, including unrealized appreciation of $13,478,202 for 21st Century.

On October 6, 2003, the Fund acquired all the net assets of the Morgan Stanley All-Star Growth Fund ("All-Star") based on the respective valuations as of the close of business on October 3, 2003 pursuant to a plan of reorganization approved by the shareholders of All-Star on September 30, 2003. The acquisition was accomplished by a tax-free exchange of 756,415 Class A shares of the Fund at a net asset value of $21.09 per share for 2,332,279 Class A shares of All-Star; 7,512,098 Class B shares of the Fund at a net asset value of $20.12 per share for 22,525,099 Class B shares of All-Star; 1,196,610 Class C shares of the Fund at a net asset value of $19.91 per share for 3,550,598 Class C shares of All-Star; and 188,804 Class D shares of the Fund at a net asset value of $21.45 per share for 588,639 Class D shares of All-Star. The net assets of the Fund and All-Star immediately before the acquisition were $4,800,925,777 and $194,914,249, respectively, including unrealized appreciation of $31,254,537 for All-Star.

Immediately after both acquisitions, the combined net assets of the Fund amounted to $4,995,840,026.

Morgan Stanley American Opportunities Fund

Notes to Financial Statements December 31, 2004 continued

8.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED DECEMBER 31, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	2,335,766	$52,316,549	3,484,692	$69,469,899
Shares issued in connection with the acquisition of Morgan Stanley 21st Century Trend Fund	—	—	441,418	9,312,844
Shares issued in connection with the acquisition of Morgan Stanley All Star Growth Fund	—	—	756,415	15,953,678
Redeemed	(4,541,282)	(102,875,168)	(3,719,122)	(76,336,790)
Net increase (decrease) – Class A	(2,205,516)	(50,558,619)	963,403	18,399,631
CLASS B SHARES
Sold	3,019,869	64,996,475	11,202,017	212,845,021
Shares issued in connection with the acquisition of Morgan Stanley 21st Century Trend Fund	—	—	4,867,940	97,889,933
Shares issued in connection with the acquisition of Morgan Stanley All Star Growth Fund	—	—	7,512,098	151,091,786
Redeemed	(58,462,641)	(1,253,590,514)	(53,961,089)	(1,033,390,382)
Net decrease – Class B	(55,442,772)	(1,188,594,039)	(30,379,034)	(571,563,642)
CLASS C SHARES
Sold	451,006	9,580,261	1,328,547	24,975,704
Shares issued in connection with the acquisition of Morgan Stanley 21st Century Trend Fund	—	—	655,165	13,056,888
Shares issued in connection with the acquisition of Morgan Stanley All Star Growth Fund	—	—	1,196,610	23,816,412
Redeemed	(3,003,223)	(63,766,540)	(2,492,650)	(47,752,427)
Net increase (decrease) – Class C	(2,552,217)	(54,186,279)	687,672	14,096,577
CLASS D SHARES
Sold	3,943,420	90,709,288	15,274,565	309,849,979
Shares issued in connection with the acquisition of Morgan Stanley 21st Century Trend Fund	—	—	39,498	846,922
Shares issued in connection with the acquisition of Morgan Stanley All Star Growth Fund	—	—	188,804	4,052,373
Redeemed	(10,217,447)	(235,003,375)	(8,007,880)	(165,996,672)
Net increase (decrease) – Class D	(6,274,027)	(144,294,087)	7,494,987	148,752,602
Net decrease in Fund	(66,474,532)	$(1,437,633,024)	(21,232,972)	$(390,314,832)

Morgan Stanley American Opportunities Fund

Notes to Financial Statements December 31, 2004 continued

9.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley American Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED DECEMBER 31,
	2004	2003	2002	2001	2000
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$22.55	$18.88	$24.36	$33.77	$43.35
Income (loss) from investment operations:
Net investment income‡	0.07	0.03	0.04	0.18	0.16
Net realized and unrealized gain (loss)	1.80	3.64	(5.52)	(9.17)	(4.40)
Total income (loss) from investment operations	1.87	3.67	(5.48)	(8.99)	(4.24)
Less distributions from net realized gain	—	—	—	(0.42)	(5.34)
Net asset value, end of period	$24.42	$22.55	$18.88	$24.36	$33.77
Total Return†	8.29%	19.44%	(22.50)%	(26.72)%	(9.51)%
Ratios to Average Net Assets(1):
Expenses	0.97%	0.91%	0.89%	0.81%	0.80%
Net investment income	0.29%	0.14%	0.19%	0.68%	0.37%
Supplemental Data:
Net assets, end of period, in thousands	$259,778	$289,619	$224,296	$298,624	$397,887
Portfolio turnover rate	131%	264%	306%	380%	425%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2004	2003	2002	2001	2000
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$21.47	$18.12	$23.56	$32.94	$42.63
Income (loss) from investment operations:
Net investment loss‡	(0.10)	(0.13)	(0.12)	(0.03)	(0.05)
Net realized and unrealized gain (loss)	1.70	3.48	(5.32)	(8.93)	(4.30)
Total income (loss) from investment operations	1.60	3.35	(5.44)	(8.96)	(4.35)
Less distributions from net realized gain	—	—	—	(0.42)	(5.34)
Net asset value, end of period	$23.07	$21.47	$18.12	$23.56	$32.94
Total Return†	7.45%	18.49%	(23.09)%	(27.30)%	(9.93)%
Ratios to Average Net Assets(1):
Expenses	1.73%	1.71%	1.67%	1.61%	1.28%
Net investment loss	(0.47)%	(0.66)%	(0.59)%	(0.12)%	(0.11)%
Supplemental Data:
Net assets, end of period, in millions	$2,968	$3,952	$3,886	$6,192	$10,151
Portfolio turnover rate	131%	264%	306%	380%	425%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2004	2003	2002	2001	2000
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$21.25	$17.93	$23.31	$32.58	$42.35
Income (loss) from investment operations:
Net investment loss‡	(0.10)	(0.13)	(0.11)	(0.03)	(0.15)
Net realized and unrealized gain (loss)	1.69	3.45	(5.27)	(8.82)	(4.28)
Total income (loss) from investment operations	1.59	3.32	(5.38)	(8.85)	(4.43)
Less distributions from net realized gain	—	—	—	(0.42)	(5.34)
Net asset value, end of period	$22.84	$21.25	$17.93	$23.31	$32.58
Total Return†	7.48%	18.52%	(23.08)%	(27.29)%	(10.17)%
Ratios to Average Net Assets(1):
Expenses	1.71%	1.71%	1.59%	1.61%	1.55%
Net investment loss	(0.45)%	(0.66)%	(0.51)%	(0.12)%	(0.38)%
Supplemental Data:
Net assets, end of period, in thousands	$154,078	$197,578	$154,426	$227,574	$348,180
Portfolio turnover rate	131%	264%	306%	380%	425%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2004	2003	2002	2001	2000
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$22.95	$19.18	$24.69	$34.15	$43.66
Income (loss) from investment operations:
Net investment income‡	0.13	0.07	0.09	0.23	0.28
Net realized and unrealized gain (loss)	1.83	3.70	(5.60)	(9.27)	(4.45)
Total income (loss) from investment operations	1.96	3.77	(5.51)	(9.04)	(4.17)
Less distributions from net realized gain	—	—	—	(0.42)	(5.34)
Net asset value, end of period	$24.91	$22.95	$19.18	$24.69	$34.15
Total Return†	8.54%	19.66%	(22.32)%	(26.56)%	(9.28)%
Ratios to Average Net Assets(1):
Expenses	0.73%	0.71%	0.67%	0.61%	0.55%
Net investment income	0.53%	0.34%	0.41%	0.88%	0.62%
Supplemental Data:
Net assets, end of period, in thousands	$626,205	$720,903	$458,680	$431,754	$569,203
Portfolio turnover rate	131%	264%	306%	380%	425%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley American Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley American Opportunities Fund (the "Fund"), including the portfolio of investments, as of December 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley American Opportunities Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 16, 2005

Morgan Stanley American Opportunities Fund

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY 10022-3902	Trustee	Since April 1994	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	208	None
Edwin J. Garn (72) 1031 N. Chartwell Court Salt Lake City, UT 84103	Trustee	Since January 1993	Consultant; Managing Director of Summit Ventures LLC; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly Managing Director of Summit Ventures LLC (2000-2004); United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	208	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (70) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY 10022-3902	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	208	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley American Opportunities Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (55) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	208	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company.
Joseph J. Kearns (62) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	209	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (68) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Trustee	Since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	208	Director of various business organizations.
Fergus Reid (72) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	209	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley American Opportunities Fund

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (71) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	208	None.
James F. Higgins (56) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	208	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley American Opportunities Fund

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (51) 1221 Avenue of the Americas New York, NY 10020	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Adviser and the Administrator; Chairman and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President of the Institutional Funds (since July 2003) and President of the Retail Funds; Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee and President (since October 2002) of the Van Kampen Open-End Funds.
Ronald E. Robison (65) 1221 Avenue of the Americas New York, NY 10020	Executive Vice President and Principal Executive Officer	Since April 2003	Principal Executive Officer of Funds in the Fund Complex (since May 2003); Managing Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Adviser and the Administrator; Director of the Transfer Agent; Managing Director and Director of the Distributor; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003) and the Retail Funds (since April 2003); Director of Morgan Stanley SICAV (since May 2004); previously President and Director of the Retail Funds (March 2001-July 2003) and Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.
Joseph J. McAlinden (61) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Adviser and Morgan Stanley Investment Management Inc.; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Barry Fink (49) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director of the Investment Adviser and the Administrator; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary (February 1997-July 2003) and General Counsel (February 1997-April 2004) of the Retail Funds; Vice President and Assistant General Counsel of the Investment Adviser and the Administrator (February 1997-December 2001).
Amy R. Doberman (42) 1221 Avenue of Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management; Managing Director of Morgan Stanley Investment Management Inc. and the Investment Adviser, Vice President of the Institutional and Retail Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); previously, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000 – July 2004) and General Counsel, Aeltus Investment Management Inc. (January 1997 – July 2000).
Carsten Otto (41) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Executive Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Executive Director of the Investment Adviser and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.

Morgan Stanley American Opportunities Fund

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Stefanie V. Chang (38) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Adviser; Vice President of the Institutional Funds and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).
Francis J. Smith (39) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and Morgan Stanley Services (since December 2001); previously, Vice President of the Retail Funds (September 2002-July 2003), Vice President of the Investment Adviser and the Administrator (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (58) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Adviser, the Distributor and the Administrator; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Adviser, the Distributor and the Administrator.

Mary E. Mullin (37) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Adviser; Secretary of the Institutional Funds and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

37920RPT-RA05-00098P-Y12/04	MORGAN STANLEY FUNDS
Morgan Stanley American Opportunities Fund Annual Report December 31, 2004

Item 2.  Code of Ethics.

(a)  The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the
Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

           2004
                                                            REGISTRANT            COVERED ENTITIES(1)

              AUDIT FEES........................            $ 42,853              N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $    452  (2)         $ 3,746,495  (2)
                        TAX FEES...................         $  5,550  (3)         $    79,800  (4)
                        ALL OTHER FEES...........           $  -                  $ -
              TOTAL NON-AUDIT FEES..........                $  6,002              $ 3,826,295

              TOTAL..............................           $ 48,855              $ 3,826,295

           2003
                                                            REGISTRANT            COVERED ENTITIES(1)

              AUDIT FEES........................            $ 45,910              N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.....             $    684  (2)         $ 2,847,161  (2)
                        TAX FEES..................          $  4,558  (3)         $   736,810  (4)
                        ALL OTHER FEES...........           $ -                   $ -  (5)
              TOTAL NON-AUDIT FEES.........                 $  5,242              $ 3,583,971

              TOTAL..............................           $ 51,152              $ 3,583,971

N/A- Not applicable, as not required by Item 4.

(1)  Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)  Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)  Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4)  Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5)  All other fees represent project management for future business applications and improving business and operational processes.

                                       2

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

   1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

---------------------
1    This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
     Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                       3

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

   2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

   3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                       4

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

   6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

   8. PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                       5

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

   9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

   10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

                                       6

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h)  The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J.
Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

                                       7

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       8

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley American Opportunities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2005

                                       9

                                                                    EXHIBIT 11 A

           CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL
                                    OFFICERS
                           ADOPTED SEPTEMBER 28, 2004

I.   This Code of Ethics (the "Code") for the investment companies within the
     Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer,
     President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in
     Exhibit B) for the purpose of promoting:

     o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o    compliance with applicable laws and governmental rules and regulations;

     o    prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o    accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.  COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF
     INTEREST

     OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

     Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment

                                       10

Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the
Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

     Each Covered Officer must not:

     o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly);

     o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

     o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

                                       11

     Each Covered Officer must, at the time of signing this Code, report to the
General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

     Conflict of interest situations should always be approved by the General
Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

     o    service or significant business relationships as a director on the board of any public or private company;

     o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

     o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

     o    a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. DISCLOSURE AND COMPLIANCE

     o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
          Funds;

     o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

     o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the
          Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

                                       12

     o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.  REPORTING AND ACCOUNTABILITY

     Each Covered Officer must:

     o    upon adoption of the Code (thereafter as applicable, upon becoming a
          Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

     o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

     o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

     o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this
          Code.

     The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers2 sought by a Covered Officer must be considered by the Board of the relevant Fund or Funds.

     The Funds will follow these procedures in investigating and enforcing this
Code:

     o    the General Counsel will take all appropriate action to investigate any potential violations reported to him;

     o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

     o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

     o    if the directors/trustees/managing general partners who are not
          "interested persons" as defined by the Investment Company Act (the
          "Independent Directors/Trustees/Managing General Partners") of the
          relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

-----------------
2    Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       13

          policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the
          Covered Officer or other appropriate disciplinary actions;

     o    the Independent Directors/Trustees/Managing General Partners of the
          relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

     o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.   OTHER POLICIES AND PROCEDURES

     This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.  AMENDMENTS

     Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII. CONFIDENTIALITY

     All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly.
Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing
General Partners of the relevant Fund or Funds and their counsel, the relevant
Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       14

VIII. INTERNAL USE

     The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

____________________________________

Date:_______________________________

                                       15

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       16

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL
                                 ---------------

                                   Barry Fink

                                       17

                                                                   EXHIBIT 11 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley American
     Opportunities Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       18

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 17, 2005
                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       19

                                                                   EXHIBIT 11 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley American
     Opportunities Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       20

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 17, 2005
                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                                       21

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley American Opportunities Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended December 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 17, 2005                              /s/ Ronald E. Robison
                                                     ---------------------------
                                                     Ronald E. Robison
                                                     Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley American Opportunities Fund and will be retained by
Morgan Stanley American Opportunities Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       22

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley American Opportunities Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended December 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 17, 2005                             /s/ Francis Smith
                                                    ----------------------
                                                    Francis Smith
                                                    Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley American Opportunities Fund and will be retained by
Morgan Stanley American Opportunities Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       23